T. ROWE PRICE New Income Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 4.7%
Car Loan 1.7%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  10,299 9,615
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,416
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 33,841
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 10,925
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,750 10,765
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  8,750 8,724
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 4,561 4,433
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,541
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 7,764
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 32,964
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  17,900 17,371
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,046
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,251
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 33,239
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,464

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 2,501 2,433
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,499
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 23,480 22,655
261,946
Credit Card 0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  6,345 6,374
6,374
Other Asset-Backed Securities 2.7%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.158%, 4/15/35 (1) 16,085 15,723
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.664%, 1/21/35 (1) 22,400 22,206
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 15,945 15,828
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.628%, 4/15/35 (1) 29,195 28,818
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/15/33 (1) 9,385 9,338
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.71%, 7/15/36 (1) 30,055 29,860
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 14,128 11,721
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/17/34 (1) 21,235 21,002
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 27,513 25,878
Hilton Grand Vacations Trust
Series 2023-1A, Class A
5.72%, 1/25/38 (1) 23,680 23,710

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hpefs Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,305
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 5,736 5,465
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 11,684
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.747%, 1/23/35 (1) 11,822 11,674
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 5,255 5,205
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 27,343 26,728
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.572%, 1/20/32 (1) 49,995 49,624
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.70%, 7/17/35 (1) 15,105 14,974
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 4,866 4,848
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.58%, 7/17/29 (1) 14,695 14,672
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.646%, 4/20/35 (1) 40,630 40,220
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 2,227 2,208
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.196%, 4/22/35 (1) 14,150 13,884
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,049
418,624
Student Loan 0.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 8,525 8,153

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 17,008
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 6,181 5,910
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 15,224 13,119
44,190
Total Asset-Backed Securities
(Cost $758,867) 731,134
BANK LOANS 1.2% (2)
FINANCIAL INSTITUTIONS 0.5%
Brokerage Asset Managers Exchanges 0.3%
Citadel Securities, FRN
1M TSFR + 2.50%, 7.946%, 7/29/30  45,775 45,546
45,546
Insurance 0.2%
Asurion, FRN
1M TSFR + 3.25%, 8.788%, 12/23/26  3,492 3,392
Asurion, FRN
1M TSFR + 4.25%, 9.681%, 8/19/28  8,501 8,199
Asurion, FRN
1M TSFR + 5.25%, 10.696%, 1/31/28  7,435 6,638
Asurion, FRN
1M TSFR + 5.25%, 10.696%, 1/20/29  3,580 3,130
HUB International, FRN
1M TSFR + 4.25%, 9.584%, 6/20/30  14,930 14,971
HUB International, FRN
3M TSFR + 4.00%, 9.365%, 11/10/29  701 702
37,032
Total Financial Institutions 82,578
INDUSTRIAL 0.7%
Aerospace/Defense 0.0%
TransDigm, FRN
1M TSFR + 3.25%, 8.492%, 2/22/27  90 90
90
Airlines 0.0%
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.764%, 6/21/27  2,251 2,345
2,345

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Goods 0.1%
Charter Next Generation, FRN
1M TSFR + 3.75%, 9.196%, 12/1/27  8,565 8,499
8,499
Communications 0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 6.92%, 2/5/27  14,435 14,204
14,204
Consumer Cyclical 0.1%
Delta 2, FRN
1M TSFR + 3.00%, 8.331%, 1/15/30  8,755 8,777
UFC Holdings, FRN
1M TSFR + 2.75%, 8.369%, 4/29/26  11,179 11,176
19,953
Health Care 0.0%
Medline Borrower, FRN
1M TSFR + 3.25%, 10/23/28 (3) 3,071 3,068
PetVet Care Centers, FRN
1M TSFR + 5.00%, 10.431%, 2/14/25  4,096 4,084
7,152
Technology 0.4%
Applied Systems, FRN
3M TSFR + 4.50%, 9.742%, 9/18/26  21,840 21,912
Ascend Learning, FRN
1M TSFR + 3.50%, 8.931%, 12/11/28  6,070 5,829
AthenaHealth Group, FRN
1M TSFR + 3.50%, 8.82%, 2/15/29  5,029 4,964
Epicor Software, FRN
1M TSFR + 3.75%, 7/31/27 (3) 530 530
Gen Digital, FRN
1M TSFR + 1.50%, 6.931%, 9/10/27  4,661 4,599
UKG, FRN
3M TSFR + 3.25%, 8.618%, 5/4/26  15,866 15,848
UKG, FRN
3M TSFR + 5.25%, 10.618%, 5/3/27  5,525 5,487
59,169
Total Industrial 111,412
Total Bank Loans
(Cost $193,856) 193,990

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BOND MUTUAL FUNDS 0.0%
Trusts & Mutual Funds 0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 9.53% (4)(5) 32 298
Total Bond Mutual Funds
(Cost $278) 298
CORPORATE BONDS 22.8%
FINANCIAL INSTITUTIONS 12.2%
Banking 8.3%
Ally Financial, 4.75%, 6/9/27 (6) 23,765 22,206
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (7) 12,795 14,443
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (7) 16,200 16,071
Banco Santander, 6.921%, 8/8/33 (6) 8,200 8,201
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(7) 23,000 20,621
Bank of America, 4.45%, 3/3/26  11,908 11,553
Bank of America, VR, 1.734%, 7/22/27 (7) 20,116 17,910
Bank of America, VR, 1.898%, 7/23/31 (7) 70,021 55,137
Bank of America, VR, 2.299%, 7/21/32 (7) 12,708 10,020
Bank of America, VR, 2.496%, 2/13/31 (7) 22,900 19,051
Bank of America, VR, 2.592%, 4/29/31 (7) 38,880 32,174
Bank of America, VR, 3.419%, 12/20/28 (7) 22,458 20,576
Bank of America, VR, 3.559%, 4/23/27 (7) 10,705 10,141
Bank of America, VR, 4.271%, 7/23/29 (7) 37,939 35,672
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(7) 4,030 4,023
Barclays, VR, 6.224%, 5/9/34 (7) 11,650 11,471
CaixaBank, VR, 6.208%, 1/18/29 (1)(7) 18,645 18,524
Capital One Financial, 3.65%, 5/11/27  11,559 10,747
Capital One Financial, 3.75%, 3/9/27  19,858 18,466
Capital One Financial, VR, 3.273%, 3/1/30 (7) 9,245 7,900
Capital One Financial, VR, 5.247%, 7/26/30 (7) 3,235 3,065
Capital One Financial, VR, 5.817%, 2/1/34 (6)(7) 16,350 15,448
Citigroup, VR, 2.561%, 5/1/32 (7) 10,298 8,289
Citigroup, VR, 3.106%, 4/8/26 (7) 11,910 11,406
Citigroup, VR, 5.61%, 9/29/26 (7) 21,672 21,570
Citigroup, VR, 6.174%, 5/25/34 (7) 13,325 13,313
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (6)(7) 20,140 18,402
Credit Suisse, 1.25%, 8/7/26  9,630 8,439
Danske Bank, VR, 3.244%, 12/20/25 (1)(7) 21,957 21,030
Danske Bank, VR, 3.773%, 3/28/25 (1)(7) 12,760 12,515
Fifth Third Bancorp, 2.375%, 1/28/25  3,260 3,102
Fifth Third Bancorp, 2.55%, 5/5/27  1,950 1,752
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (6)(7) 3,235 3,027
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (7) 8,785 8,853

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (7) 2,780 2,803
Fifth Third Bank, 2.25%, 2/1/27 (6) 830 733
Fifth Third Bank, 3.85%, 3/15/26  2,345 2,184
Fifth Third Bank, 3.95%, 7/28/25  1,630 1,576
Fifth Third Bank, VR, 5.852%, 10/27/25 (7) 5,950 5,863
Goldman Sachs Group, 3.50%, 11/16/26  6,050 5,680
Goldman Sachs Group, VR, 1.542%, 9/10/27 (7) 31,264 27,614
Goldman Sachs Group, VR, 2.383%, 7/21/32 (7) 17,287 13,663
Goldman Sachs Group, VR, 3.615%, 3/15/28 (6)(7) 19,610 18,334
Goldman Sachs Group, VR, 4.482%, 8/23/28 (7) 22,105 21,178
HSBC Holdings, VR, 4.755%, 6/9/28 (7) 31,555 30,252
HSBC Holdings, VR, 5.21%, 8/11/28 (7) 16,945 16,530
HSBC Holdings, VR, 6.254%, 3/9/34 (7) 26,500 26,815
Huntington National Bank, VR, 5.699%, 11/18/25 (7) 3,130 3,074
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 15,475 15,301
JPMorgan Chase, VR, 1.578%, 4/22/27 (7) 26,203 23,524
JPMorgan Chase, VR, 1.764%, 11/19/31 (7) 41,300 32,234
JPMorgan Chase, VR, 2.182%, 6/1/28 (6)(7) 32,197 28,594
JPMorgan Chase, VR, 2.522%, 4/22/31 (7) 4,275 3,582
JPMorgan Chase, VR, 2.739%, 10/15/30 (7) 11,998 10,280
JPMorgan Chase, VR, 2.956%, 5/13/31 (7) 33,858 28,822
KBC Group, VR, 5.796%, 1/19/29 (1)(7) 23,420 23,115
Morgan Stanley, VR, 1.512%, 7/20/27 (7) 21,500 19,012
Morgan Stanley, VR, 1.593%, 5/4/27 (7) 13,695 12,294
Morgan Stanley, VR, 5.123%, 2/1/29 (7) 24,810 24,319
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(7) 8,705 7,837
Nordea Bank, 5.375%, 9/22/27 (1)(6) 12,665 12,537
PNC Financial Services Group, 2.55%, 1/22/30  3,650 3,057
PNC Financial Services Group, VR, 6.037%, 10/28/33 (7) 17,380 17,582
Santander Holdings USA, VR, 2.49%, 1/6/28 (7) 5,895 5,176
Santander Holdings USA, VR, 6.499%, 3/9/29 (7) 3,735 3,708
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (7) 48,133 43,688
Standard Chartered, VR, 1.456%, 1/14/27 (1)(7) 10,354 9,275
Standard Chartered, VR, 2.608%, 1/12/28 (1)(7) 17,245 15,380
Standard Chartered, VR, 2.819%, 1/30/26 (1)(7) 16,707 15,894
Standard Chartered, VR, 3.971%, 3/30/26 (1)(7) 10,485 10,138
Standard Chartered, VR, 4.644%, 4/1/31 (1)(6)(7) 10,801 9,954
Truist Financial, VR, 4.123%, 6/6/28 (6)(7) 19,620 18,539
UBS Group, 3.75%, 3/26/25  1,285 1,240
UBS Group, 4.55%, 4/17/26  3,670 3,553
UBS Group, VR, 1.305%, 2/2/27 (1)(7) 15,710 13,930
UBS Group, VR, 1.364%, 1/30/27 (1)(7) 14,633 13,081
UBS Group, VR, 2.193%, 6/5/26 (1)(7) 14,635 13,601
UBS Group, VR, 2.746%, 2/11/33 (1)(7) 7,079 5,548
UBS Group, VR, 4.751%, 5/12/28 (1)(7) 4,085 3,908
UBS Group, VR, 5.711%, 1/12/27 (1)(6)(7) 4,035 4,020

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UBS Group, VR, 5.959%, 1/12/34 (1)(7) 12,525 12,579
Wells Fargo, 4.30%, 7/22/27  11,645 11,153
Wells Fargo, VR, 2.393%, 6/2/28 (7) 31,245 27,802
Wells Fargo, VR, 2.572%, 2/11/31 (7) 52,585 43,886
Wells Fargo, VR, 2.879%, 10/30/30 (6)(7) 53,562 45,884
Wells Fargo, VR, 4.478%, 4/4/31 (7) 15,936 14,917
1,300,361
Brokerage Asset Managers Exchanges 0.5%
Intercontinental Exchange, 4.35%, 6/15/29  17,650 16,915
LSEGA Financing, 2.00%, 4/6/28 (1) 41,724 35,921
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 12,396
LSEGA Financing, 3.20%, 4/6/41 (1) 6,705 4,923
Nasdaq, 6.10%, 6/28/63  4,575 4,524
74,679
Finance Companies 0.4%
AerCap Ireland Capital, 2.45%, 10/29/26 (6) 18,080 16,266
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 29,041
Navient, 9.375%, 7/25/30  4,375 4,386
OneMain Finance, 7.125%, 3/15/26  3,450 3,390
OneMain Finance, 9.00%, 1/15/29 (6) 4,720 4,785
57,868
Financial Other 0.0%
Howard Hughes, 5.375%, 8/1/28 (1) 4,795 4,339
4,339
Insurance 2.1%
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 11,570 11,368
AmWINS Group, 4.875%, 6/30/29 (1) 5,245 4,701
Aon, 2.80%, 5/15/30 (6) 3,635 3,125
Berkshire Hathaway Finance, 2.50%, 1/15/51  21,995 13,646
Berkshire Hathaway Finance, 2.85%, 10/15/50  7,005 4,674
Berkshire Hathaway Finance, 3.85%, 3/15/52  6,960 5,535
Centene, 2.50%, 3/1/31  22,480 17,929
Centene, 3.00%, 10/15/30  8,035 6,719
Centene, 3.375%, 2/15/30  9,155 7,828
Centene, 4.625%, 12/15/29  24,625 22,624
CNO Financial Group, 5.25%, 5/30/25  9,438 9,214
Corebridge Financial, 3.90%, 4/5/32  3,540 3,082
Elevance Health, 5.125%, 2/15/53  8,085 7,588
Equitable Holdings, 4.35%, 4/20/28 (6) 36,732 34,734
HUB International, 7.25%, 6/15/30 (1)(6) 10,810 10,999
Humana, 3.95%, 3/15/27  6,075 5,834
Humana, 4.875%, 4/1/30  15,220 14,762
Humana, 5.50%, 3/15/53  26,830 25,947
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 5,350 5,457
Marsh & McLennan, 2.25%, 11/15/30  8,918 7,360

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 9,035 8,789
Molina Healthcare, 4.375%, 6/15/28 (1)(6) 2,820 2,584
UnitedHealth Group, 4.50%, 4/15/33  15,605 15,028
UnitedHealth Group, 5.05%, 4/15/53 (6) 46,920 44,631
UnitedHealth Group, 5.875%, 2/15/53  27,690 29,644
323,802
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 24,200
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 27,992
Brixmor Operating Partnership, 4.05%, 7/1/30  3,745 3,383
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 52,635
Essex Portfolio, 1.65%, 1/15/31  10,099 7,634
Essex Portfolio, 3.625%, 5/1/27 (6) 5,006 4,663
Public Storage Operating, 5.35%, 8/1/53 (6) 3,690 3,593
Realty Income, 3.95%, 8/15/27  10,020 9,520
Regency Centers, 4.125%, 3/15/28  9,817 9,178
142,798
Total Financial Institutions 1,903,847
INDUSTRIAL 8.8%
Basic Industry 0.2%
Celanese U.S. Holdings, 6.05%, 3/15/25  2,408 2,410
Celanese U.S. Holdings, 6.35%, 11/15/28  6,940 6,961
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  13,972 12,828
Methanex, 5.125%, 10/15/27  4,980 4,669
Westlake, 1.625%, 7/17/29 (EUR)  11,421 10,457
37,325
Capital Goods 0.2%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (1) 3,875 3,768
Ball, 6.875%, 3/15/28 (6) 3,015 3,060
Boeing, 5.805%, 5/1/50  2,195 2,139
Emerald Debt Merger Sub, 6.625%, 12/15/30 (1) 4,775 4,691
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 755 762
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 510 526
Sealed Air, 5.00%, 4/15/29 (1)(6) 3,050 2,825
Sealed Air, 6.125%, 2/1/28 (1) 745 729
TransDigm, 6.75%, 8/15/28 (1) 3,100 3,112
TransDigm, 6.875%, 12/15/30 (1) 1,960 1,975
23,587
Communications 2.2%
Altice France, 5.50%, 1/15/28 (1) 6,485 4,815
AT&T, 3.50%, 9/15/53  42,025 27,549
CCO Holdings, 6.375%, 9/1/29 (1)(6) 8,250 7,817
CCO Holdings, 7.375%, 3/1/31 (1) 940 933
Charter Communications Operating, 5.125%, 7/1/49  7,698 5,903
Charter Communications Operating, 6.484%, 10/23/45  5,555 5,093

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Comcast, 3.25%, 11/1/39  22,623 17,414
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 48,447
DISH Network, 11.75%, 11/15/27 (1) 3,210 3,258
Lamar Media, 4.875%, 1/15/29  3,080 2,872
Meta Platforms, 5.60%, 5/15/53 (6) 25,215 25,325
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,407
Rogers Communications, 3.20%, 3/15/27  6,654 6,159
Rogers Communications, 3.80%, 3/15/32  10,375 8,878
Rogers Communications, 4.35%, 5/1/49  1,365 1,030
Rogers Communications, 4.55%, 3/15/52  46,513 35,924
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 18,663
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 13,676
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,295 3,704
Sprint Capital, 6.875%, 11/15/28  2,675 2,822
Sprint Capital, 8.75%, 3/15/32  12,865 15,325
T-Mobile USA, 5.75%, 1/15/54  33,110 32,667
Verizon Communications, 2.55%, 3/21/31  7,343 6,044
Verizon Communications, 2.65%, 11/20/40  37,223 24,854
Warnermedia Holdings, 3.755%, 3/15/27  20,840 19,532
347,111
Consumer Cyclical 1.3%
Bath & Body Works, 6.625%, 10/1/30 (1) 10,110 9,832
Caesars Entertainment, 7.00%, 2/15/30 (1) 4,045 4,055
Carnival, 7.00%, 8/15/29 (1) 3,510 3,558
Carnival, 10.50%, 6/1/30 (1)(6) 9,445 10,047
CBRE Services, 5.95%, 8/15/34  15,760 15,573
Churchill Downs, 6.75%, 5/1/31 (1) 1,410 1,378
Clarios Global, 6.75%, 5/15/28 (1) 5,298 5,285
Daimler Truck Finance North America, 5.125%, 1/19/28 (1)(6) 3,425 3,382
Ford Motor, 6.10%, 8/19/32 (6) 4,255 4,027
Ford Motor, 9.625%, 4/22/30  5,500 6,338
Ford Motor Credit, 4.95%, 5/28/27  3,520 3,301
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,274
Ford Motor Credit, 7.35%, 3/6/30  2,780 2,822
GLP Capital, 3.35%, 9/1/24  6,162 5,978
Goodyear Tire & Rubber, 5.00%, 7/15/29 (6) 4,220 3,745
Hyundai Capital America, 5.50%, 3/30/26 (1) 5,220 5,187
Las Vegas Sands, 3.50%, 8/18/26  10,677 9,900
Life Time, 5.75%, 1/15/26 (1) 4,810 4,678
Lowe's, 4.25%, 4/1/52  10,088 7,950
Lowe's, 5.625%, 4/15/53  5,880 5,707
Lowe's, 5.75%, 7/1/53  5,750 5,687
Marriott International, 4.90%, 4/15/29 (6) 3,800 3,701
Marriott International, 5.00%, 10/15/27  12,905 12,784
Match Group Holdings II, 5.00%, 12/15/27 (1) 4,992 4,680
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 5,960 5,165

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%, 10/15/26 (1) 375 375
Ross Stores, 1.875%, 4/15/31  20,720 16,240
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 7,470 7,788
Royal Caribbean Cruises, 11.625%, 8/15/27 (1) 1,490 1,620
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 15,868 14,843
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1)(6) 13,210 12,769
Yum! Brands, 5.375%, 4/1/32  4,970 4,653
ZF North America Capital, 6.875%, 4/14/28 (1) 505 503
ZF North America Capital, 7.125%, 4/14/30 (1) 1,105 1,111
205,936
Consumer Non-Cyclical 3.3%
AbbVie, 3.20%, 11/21/29  18,145 16,352
AbbVie, 4.05%, 11/21/39  12,709 10,916
AbbVie, 4.25%, 11/21/49  13,924 11,751
AbbVie, 4.70%, 5/14/45  27,592 24,701
AbbVie, 4.875%, 11/14/48  27,641 25,450
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  18,140 16,128
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  21,865 22,322
Avantor Funding, 4.625%, 7/15/28 (1) 3,120 2,890
BAT Capital, 7.079%, 8/2/43  7,980 7,900
BAT Capital, 7.081%, 8/2/53  12,380 12,147
BAT International Finance, 1.668%, 3/25/26  9,605 8,695
Becton Dickinson & Company, 2.823%, 5/20/30  10,263 8,871
Becton Dickinson & Company, 3.70%, 6/6/27  16,274 15,412
Becton Dickinson & Company, 4.669%, 6/6/47  20,995 18,547
Charles River Laboratories International, 4.25%, 5/1/28 (1) 3,465 3,175
CSL Finance, 4.05%, 4/27/29 (1)(6) 9,480 8,966
CVS Health, 3.25%, 8/15/29  3,360 3,001
CVS Health, 5.05%, 3/25/48 (6) 36,669 32,233
CVS Health, 5.625%, 2/21/53  16,020 15,144
CVS Health, 5.875%, 6/1/53  8,560 8,361
Darling Ingredients, 6.00%, 6/15/30 (1)(6) 5,145 5,004
Hasbro, 3.55%, 11/19/26  5,680 5,335
HCA, 3.125%, 3/15/27  8,360 7,674
HCA, 3.375%, 3/15/29  9,695 8,610
HCA, 3.50%, 9/1/30  13,940 12,145
HCA, 5.375%, 9/1/26  6,529 6,480
HCA, 5.875%, 2/15/26 (6) 6,375 6,383
IQVIA, 6.50%, 5/15/30 (1) 435 438
Mars, 4.75%, 4/20/33 (1) 16,110 15,828
Mattel, 5.875%, 12/15/27 (1) 11,909 11,641
Merck, 5.00%, 5/17/53 (6) 10,660 10,403
Mondelez International, 2.75%, 4/13/30  4,464 3,867
Pfizer Investment Enterprises, 4.75%, 5/19/33  10,395 10,231
Pfizer Investment Enterprises, 5.30%, 5/19/53  10,120 10,083
Pfizer Investment Enterprises, 5.34%, 5/19/63 (6) 16,125 15,877

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Philip Morris International, 5.125%, 2/15/30 (6) 10,390 10,269
Revvity, 1.90%, 9/15/28  13,950 11,843
Revvity, 2.25%, 9/15/31  7,580 5,985
Revvity, 3.30%, 9/15/29  6,315 5,599
Reynolds American, 4.45%, 6/12/25  4,944 4,839
Sutter Health, 5.164%, 8/15/33  5,265 5,184
Sutter Health, 5.547%, 8/15/53  4,675 4,739
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  460 478
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31 (6) 3,100 3,286
Utah Acquisition Sub, 3.95%, 6/15/26  39,035 36,909
Utah Acquisition Sub, 5.25%, 6/15/46 (6) 1,628 1,288
Viatris, 3.85%, 6/22/40  12,713 8,871
Viatris, 4.00%, 6/22/50  8,020 5,277
507,528
Energy 1.3%
Boardwalk Pipelines, 3.40%, 2/15/31  15,531 13,196
Boardwalk Pipelines, 4.45%, 7/15/27  16,799 15,919
Boardwalk Pipelines, 5.95%, 6/1/26  11,000 10,990
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,741 6,657
Chesapeake Energy, 6.75%, 4/15/29 (1) 3,660 3,623
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 10,855 10,944
Energy Transfer, 2.90%, 5/15/25  8,447 8,030
Enterprise Products Operating, 3.20%, 2/15/52  10,729 7,202
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,757
NuStar Logistics, 6.00%, 6/1/26  3,044 2,991
Occidental Petroleum, 6.20%, 3/15/40  3,595 3,550
Occidental Petroleum, 6.45%, 9/15/36  3,005 3,069
Occidental Petroleum, 8.50%, 7/15/27 (6) 5,135 5,526
Occidental Petroleum, 8.875%, 7/15/30  12,920 14,810
ONEOK, 5.80%, 11/1/30  6,105 6,099
ONEOK, 6.05%, 9/1/33  9,015 9,056
Pioneer Natural Resources, 5.10%, 3/29/26  5,715 5,671
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 1,290 1,290
Targa Resources Partners, 5.50%, 3/1/30  5,557 5,328
Targa Resources Partners, 6.875%, 1/15/29  3,817 3,860
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  2,806 2,321
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 2,855 2,313
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 4,440 4,312
Venture Global LNG, 8.125%, 6/1/28 (1) 7,730 7,788
Venture Global LNG, 8.375%, 6/1/31 (1) 20,960 21,091
Williams, 2.60%, 3/15/31  29,160 23,910
Williams, 3.75%, 6/15/27  7,096 6,670
208,973
Industrial Other 0.0%
Booz Allen Hamilton, 5.95%, 8/4/33 (6) 7,040 7,093
7,093

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 0.2%
Central Parent, 7.25%, 6/15/29 (1) 2,855 2,809
Central Parent, 8.00%, 6/15/29 (1) 4,350 4,388
Equifax, 5.10%, 12/15/27  11,795 11,635
Gen Digital, 7.125%, 9/30/30 (1)(6) 1,130 1,134
Micron Technology, 6.75%, 11/1/29  7,780 8,081
Sensata Technologies, 5.875%, 9/1/30 (1) 2,820 2,665
30,712
Transportation 0.1%
American Airlines, 5.50%, 4/20/26 (1) 3,240 3,180
American Airlines, 5.75%, 4/20/29 (1) 3,535 3,372
American Airlines, 11.75%, 7/15/25 (1) 2,980 3,259
9,811
Total Industrial 1,378,076
UTILITY 1.8%
Electric 1.7%
Baltimore Gas & Electric, 5.40%, 6/1/53 (6) 7,660 7,560
Duke Energy, 5.00%, 8/15/52  40,545 35,490
Duke Energy Indiana, 5.40%, 4/1/53  6,330 6,146
Edison International, 4.95%, 4/15/25  1,306 1,285
EDP Finance, 6.30%, 10/11/27 (1) 5,865 6,001
Enel Finance International, 1.875%, 7/12/28 (1) 18,162 15,336
Exelon, 5.60%, 3/15/53  12,290 11,790
Georgia Power, 4.95%, 5/17/33  16,755 16,171
Indiana Michigan Power, 5.625%, 4/1/53  1,405 1,404
NextEra Energy Capital Holdings, 2.44%, 1/15/32 (6) 15,015 11,993
NextEra Energy Capital Holdings, 3.00%, 1/15/52 (6) 14,640 9,258
NextEra Energy Capital Holdings, 5.00%, 7/15/32 (6) 3,010 2,896
NextEra Energy Capital Holdings, 5.25%, 2/28/53  6,560 6,068
NextEra Energy Capital Holdings, 5.749%, 9/1/25  10,875 10,894
NRG Energy, 4.45%, 6/15/29 (1)(6) 9,592 8,513
Pacific Gas & Electric, 2.10%, 8/1/27 (6) 10,318 8,919
Pacific Gas & Electric, 2.50%, 2/1/31  20,828 16,207
Pacific Gas & Electric, 3.95%, 12/1/47  10,551 6,981
Pacific Gas & Electric, 4.55%, 7/1/30  13,652 12,250
Pacific Gas & Electric, 6.70%, 4/1/53  5,525 5,345
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 14,825 14,965
Southern California Edison, 5.70%, 3/1/53  8,250 7,973
Southern California Edison, Series D, 4.70%, 6/1/27  12,650 12,416
Talen Energy Supply, 8.625%, 6/1/30 (1) 1,565 1,630
Vistra, VR, 8.00% (1)(7)(8) 11,320 10,828
Vistra Operations, 5.125%, 5/13/25 (1) 17,905 17,415
265,734
Natural Gas 0.1%
Boston Gas, 6.119%, 7/20/53 (1) 5,665 5,609

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
NiSource, 5.25%, 3/30/28  3,295 3,279
Sempra, 3.70%, 4/1/29  5,155 4,704
13,592
Total Utility 279,326
Total Corporate Bonds
(Cost $3,884,535) 3,561,249
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Treasuries 0.4%
State of Israel, Series 0347, 3.75%, 3/31/47 (ILS)  248,720 61,258
Total Foreign Government Obligations & Municipalities
(Cost $65,480) 61,258
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.7%
Collateralized Mortgage Obligations 1.7%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 8,040 6,658
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 9,717 8,279
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51 (1) 7,616 5,989
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.402%, 2/25/30  267 267
Connecticut Avenue Securities
Series 2021-R03, Class 1M2, CMO, ARM
SOFR30A + 1.65%, 6.938%, 12/25/41 (1) 11,825 11,529
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 7.188%, 12/25/41 (1) 19,620 19,252
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 7.696%, 12/25/42 (1) 17,814 18,081
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.588%, 1/25/43 (1) 19,972 20,222
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 6,423 5,516

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 868 828
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 3,721 3,445
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51 (1) 9,808 7,447
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 8,984 6,821
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 1,170 1,048
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 773 688
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 1,777 1,636
GCAT Trust
Series 2023-INV1, Class A1, CMO, ARM
6.00%, 8/25/53 (1) 31,530 30,752
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.928%, 7/25/44 (1) 388 386
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.926%, 10/25/50 (1) 16,387 13,541
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 12,279 9,636
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 4,770 4,185
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50 (1) 2,425 2,284
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 4,100 3,565
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 407 389
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 1,007 962

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51 (1) 6,091 4,625
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 11,215 8,514
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 957 873
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 2,590 2,373
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 6,707 5,865
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 727 646
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 3,198 2,943
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 622 601
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 511 496
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.588%, 8/25/33 (1) 8,522 8,538
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM
1M TSFR + 1.114%, 6.429%, 10/25/59 (1) 3,750 3,740
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
4.219%, 7/25/59 (1) 3,154 3,043
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 3,813 3,654
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 2,249 2,151
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60 (1) 7,815 7,523
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 563 550

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67 (1) 5,668 4,956
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65 (1) 17,346 16,300
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 2,067 1,869
262,666
Commercial Mortgage-Backed Securities 2.0%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M TSFR + 1.297%, 6.608%, 9/15/32 (1) 6,970 6,917
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.249%, 7/5/40 (1) 39,170 35,632
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M TSFR + 0.897%, 6.208%, 9/15/34 (1) 35,456 35,278
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 2,377
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.584%, 11/15/34 (1) 10,230 4,240
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.451%, 6/15/27 (1) 8,275 8,257
BX Trust
Series 2021-ARIA, Class B, ARM
1M TSFR + 1.411%, 6.721%, 10/15/36 (1) 6,815 6,576
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class B, ARM
1M TSFR + 2.092%, 7.403%, 3/15/35 (1) 12,194 12,018
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 7,498
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.635%, 5/10/35 (1) 14,725 12,920
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.917%, 12/15/72 (1) 12,000 7,270
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 6,410

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 4,088
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.725%, 11/15/37 (1) 11,083 10,979
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 23,679 21,111
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 10,132
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 8,884
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 6,520
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 9,523
LUXE Trust
Series 2021-TRIP, Class B, ARM
1M TSFR + 1.514%, 6.834%, 10/15/38 (1) 7,283 7,190
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 19,626
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,359
VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35 (1) 8,849 7,719
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 5,836
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 5,017
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (1) 26,355 23,689

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 24,455 20,525
312,591
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $647,632) 575,257
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 31.8%
U.S. Government Agency Obligations 24.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  4,915 4,574
3.00%, 12/1/42 - 4/1/47  16,025 14,194
3.50%, 9/1/42 - 3/1/46  75,311 69,188
4.00%, 10/1/40 - 8/1/45  8,066 7,650
4.50%, 6/1/39 - 5/1/42  12,296 11,986
5.00%, 7/1/25 - 8/1/40  3,364 3,362
5.50%, 4/1/26 - 12/1/39  3,282 3,342
6.00%, 10/1/32 - 8/1/38  2,138 2,200
6.50%, 4/1/24 - 9/1/39  823 843
7.00%, 2/1/24 - 6/1/32  19 19
7.50%, 5/1/24 - 6/1/24  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 5.975%, 7/1/35  19 19
12M USD LIBOR + 1.823%, 4.072%, 3/1/36  86 85
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  124 122
12M USD LIBOR + 1.915%, 4.29%, 2/1/37  86 85
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  79 78
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  114 112
1Y CMT + 2.25%, 5.10%, 10/1/36  49 50
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  11,551 2,253
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  5 5
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  43,391 37,214
2.00%, 8/1/36 - 5/1/52  278,467 225,849
2.50%, 4/1/37 - 9/1/52  419,132 350,875
3.00%, 1/1/33 - 8/1/52  128,508 113,255
3.50%, 6/1/47 - 11/1/52  39,300 35,790
4.00%, 6/1/37 - 2/1/50  29,727 28,083
4.50%, 9/1/37 - 11/1/52  18,925 18,014
5.00%, 8/1/52 - 11/1/52  15,803 15,329
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  6,014 5,311
3.50%, 6/1/42 - 5/1/46  45,494 41,536
4.00%, 11/1/40  7,999 7,484

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  65 63
12M USD LIBOR + 1.597%, 4.899%, 7/1/36  218 220
12M USD LIBOR + 1.655%, 5.905%, 8/1/37  46 45
RFUCCT1Y + 1.869%, 6.119%, 8/1/36  119 118
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  23 4
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  87,851 73,866
2.00%, 11/1/35 - 7/1/52  954,956 771,779
2.50%, 5/1/30 - 9/1/52  476,263 402,128
3.00%, 6/1/27 - 7/1/52  355,175 315,165
3.50%, 11/1/32 - 3/1/52  134,492 123,446
4.00%, 7/1/35 - 9/1/52  168,708 159,594
4.50%, 7/1/39 - 5/1/50  83,691 81,159
5.00%, 3/1/25 - 10/1/52  51,571 51,208
5.50%, 9/1/23 - 9/1/41  17,438 17,712
6.00%, 11/1/32 - 6/1/53  97,002 98,415
6.50%, 8/1/27 - 3/1/41  8,012 8,306
7.00%, 10/1/29 - 4/1/37  98 98
UMBS, TBA (9)
2.00%, 9/1/38 - 9/1/53  208,876 170,939
2.50%, 9/1/53  96,255 79,734
3.00%, 9/1/53  106,910 92,105
3.50%, 9/1/53  73,470 65,667
4.00%, 9/1/53  65,170 60,150
4.50%, 9/1/53  52,480 49,758
5.00%, 9/1/53  90,515 87,766
5.50%, 9/1/53  66,015 65,179
6.50%, 9/1/53  60,105 61,044
3,834,575
U.S. Government Obligations 7.2%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  17,443 14,793
2.00%, 3/20/51 - 3/20/52  227,681 188,095
2.50%, 8/20/50 - 3/20/52  239,672 204,068
3.00%, 9/15/42 - 6/20/52  201,575 178,602
3.50%, 9/15/41 - 10/20/49  134,629 124,168
4.00%, 2/20/41 - 10/20/52  102,204 96,051
4.50%, 7/15/26 - 10/20/52  81,772 78,581
5.00%, 9/15/33 - 6/20/48  37,778 37,569
5.50%, 10/20/32 - 3/20/49  16,362 16,573
6.00%, 1/20/34 - 12/20/38  2,037 2,126
6.50%, 1/15/26 - 12/15/31  40 41
7.00%, 12/20/23 - 1/20/53  12,876 13,156
7.50%, 7/15/28 - 8/15/28  39 40
8.00%, 9/15/27 - 10/15/27  92 93

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,959 2,677
3.50%, 10/20/50  9,510 7,885
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  2,905 439
4.00%, 2/20/43  2,091 260
Government National Mortgage Assn., TBA (9)
2.00%, 9/20/53  14,980 12,355
2.50%, 9/20/53  11,360 9,664
5.00%, 9/20/53  19,225 18,707
5.50%, 9/20/53  105,710 104,637
6.00%, 9/20/53  7,885 7,911
6.50%, 9/20/53  10,820 10,958
1,129,449
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $5,342,299) 4,964,024
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 31.6%
U.S. Treasury Obligations 31.6%
U.S. Treasury Bonds, 3.00%, 8/15/52  344,530 274,601
U.S. Treasury Bonds, 3.375%, 8/15/42  437,190 379,331
U.S. Treasury Bonds, 3.625%, 2/15/53  304,045 273,926
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 148,678
U.S. Treasury Bonds, 4.00%, 11/15/42 (10) 304,955 289,231
U.S. Treasury Bonds, 4.00%, 11/15/52  194,515 187,707
U.S. Treasury Notes, 0.625%, 8/15/30  249,715 196,729
U.S. Treasury Notes, 1.50%, 1/31/27  517,600 469,560
U.S. Treasury Notes, 1.875%, 2/15/32  120,165 100,995
U.S. Treasury Notes, 2.25%, 1/31/24  385,690 380,688
U.S. Treasury Notes, 3.75%, 4/15/26  230,770 225,758
U.S. Treasury Notes, 3.875%, 1/15/26 (10) 348,510 341,921
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 208,905
U.S. Treasury Notes, 3.875%, 11/30/29  115,930 113,593
U.S. Treasury Notes, 4.00%, 12/15/25  630,415 620,171
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 226,293
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,797
U.S. Treasury Notes, 4.125%, 8/31/30  197,545 196,681
U.S. Treasury Notes, 4.125%, 11/15/32  298,680 298,493
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,126,908) 4,941,058

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 12.1%
Money Market Funds 12.1%
T. Rowe Price Government Reserve Fund, 5.40% (4)(11) 1,889,414 1,889,414
Total Short-Term Investments
(Cost $1,889,414) 1,889,414
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(11) 3,111 3,111
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3,111
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.40% (4)(11) 59,513 59,513
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 59,513
Total Securities Lending Collateral
(Cost $62,624) 62,624
Total Investments in Securities 108.7%
(Cost $17,971,893) $ 16,980,306
Other Assets Less Liabilities (8.7)% (1,360,602)
Net Assets 100.0% $ 15,619,704
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,818,079 and represents 11.6% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Affiliated Companies
(5) SEC 30-day yield

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(6) All or a portion of this security is on loan at August 31, 2023.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $896,574 and represents 5.7% of net assets.
(10) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
ILS Israeli Shekel
IO Interest-only security for which the fund receives interest on notional principal
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.1%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 * 340,500 9,463 9,062 401
Total Bilateral Credit Default Swaps, Protection
Bought 9,062 401
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 5,778 30 37 (7)
Total Bilateral Credit Default Swaps, Protection Sold 37 (7)
Total Bilateral Swaps 9,099 394
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 38,540 1,480 (17) 1,497
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 3,767 32 (63) 95
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/28 77,535 767 (714) 1,481

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/28 93,545 208 (1,724) 1,932
Total Centrally Cleared Credit Default Swaps,
Protection Sold 5,005
Total Centrally Cleared Swaps 5,005
Net payments (receipts) of variation margin to date (5,098)
Variation margin receivable (payable) on centrally cleared swaps $ (93)
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/19/23 ILS 77,800 USD 20,563 $ (63)
BNP Paribas 11/24/23 USD 20,152 EUR 18,436 79
Citibank 10/19/23 ILS 49,630 USD 13,139 (63)
Citibank 10/19/23 USD 125,677 ILS 464,627 3,254
HSBC Bank 11/24/23 USD 3,905 EUR 3,560 28
JPMorgan Chase 10/19/23 ILS 40,604 USD 10,699 —
State Street 11/24/23 USD 5,852 EUR 5,341 37
UBS Investment Bank 10/19/23 ILS 47,657 USD 12,629 (72)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,200

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 6,902 Euro BOBL contracts 9/23 868,989 $ 3,188
Short, 1,292 Euro BUXL thirty year bond contracts 9/23 (187,451) 2,796
Long, 129 U.S. Treasury Long Bond contracts 12/23 15,698 32
Long, 13,652 U.S. Treasury Notes five year contracts 12/23 1,459,697 2,777
Long, 5,131 U.S. Treasury Notes ten year contracts 12/23 569,701 680
Short, 897 U.S. Treasury Notes two year contracts 12/23 (182,813) (541)
Short, 2,462 Ultra U.S. Treasury Bonds contracts 12/23 (318,752) (1,025)
Long, 1,166 Ultra U.S. Treasury Notes ten year
contracts 12/23 135,384 (15)
Net payments (receipts) of variation margin to date (5,024)
Variation margin receivable (payable) on open futures contracts $ 2,868

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 9.53%  $ — $ 6 $ 7
T. Rowe Price Government Reserve Fund, 5.40% — — 26,200++
Totals $ —# $ 6 $ 26,207+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
9.53%  $ 284 $ 8 $ — $ 298
T. Rowe Price Government
Reserve Fund, 5.40% 2,018,913  ¤  ¤ 1,952,038
Total $ 1,952,336^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $26,207 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,952,316.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE New Income Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 15,027,970 $ — $ 15,027,970
Bond Mutual Funds 298 — — 298
Short-Term Investments 1,889,414 — — 1,889,414
Securities Lending Collateral 62,624 — — 62,624
Total Securities 1,952,336 15,027,970 — 16,980,306
Swaps* — 14,498 — 14,498
Forward Currency Exchange
Contracts — 3,398 — 3,398
Futures Contracts* 9,473 — — 9,473
Total $ 1,961,809 $ 15,045,866 $ — $ 17,007,675
Liabilities
Forward Currency Exchange
Contracts $ — $ 198 $ — $ 198
Futures Contracts* 1,581 — — 1,581
Total $ 1,581 $ 198 $ — $ 1,779
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F43-054Q1 08/23
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.